Net Realised Gains on Financial Assets - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains (losses) on financial instruments [abstract]
Impairment charge of available-for-sale funds	¥ 619,000,000	¥ 1,615,000,000	¥ 147,000,000
Impairment charge of available-for-sale common stocks	2,024,000,000	898,000,000	174,000,000
Impairment charge of available-for-sale debt securities	¥ 114,000,000	¥ 143,000,000	¥ 0